Note 5 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2023
	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $1,880,711 of debt discounts	$6,714,288	$7,008,684
Notes payable, net of $220,024 of debt discounts	907,976	953,847
Total liabilities	$7,622,264	$7,962,531
	Fair Value Measurements at December 31, 2022
	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $2,692,757 of debt discounts	$3,502,243	$4,502,093
Notes payable, net of $336,085 of debt discounts	393,915	413,018
Total liabilities	$3,896,158	$4,915,111